HARRIS INSIGHT(R) FUNDS

     Supplement dated November 9, 2004 to the Statement of Additional Information dated May 1, 2004

     This Supplement replaces the Supplement dated May 12, 2004 to the Statement of Additional Information dated May 1, 2004.

     The following chart replaces the corresponding portion of the chart on page 32 in the section entitled Trustees and Executive Officers.


                               TERM OF                                           NUMBER OF
                              OFFICE AND                                         PORTFOLIOS
                              YEAR FIRST                                          IN FUND
                              ELECTED OR                                          COMPLEX
NAME, POSITION(S) WITH TRUST  APPOINTED TO   PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY            OTHER
 & AGE AT NOVEMBER 9, 2004      OFFICE            PAST FIVE YEARS                  TRUSTEE           DIRECTORSHIPS
 -------------------------      ------            ---------------                  -------           -------------


OFFICERS OF THE TRUST:

Atul Tiwari, 39, President        Since      Managing Director, BMO Nesbitt          N/A                  N/A
  111 W. Monroe Street        November 2004  Burns Inc. (a Canadian financial
  Chicago, IL  60603                         services company affiliated with
                                             Bank of Montreal, the parent of
                                             Harris Trust and Savings Bank).

Ishwar D. Gupta, 61, Vice      Since 2001    Senior Vice President, Harris           N/A                  N/A
President and Assistant                      Trust and Savings Bank.
Secretary
  111 W. Monroe Street
  Chicago, IL  60603

Merrill J. Sklenar, 59,         Since May    Vice President, Harris Trust and        N/A                  N/A
Treasurer and Principal           2004       Savings Bank.
Financial and Accounting
Officer;
Vice President and             Since 2001
Assistant Secretary
  111 W. Monroe Street
  Chicago, IL  60603

David C. Lebisky, 32,          Since 2001    Vice President and Director,            N/A                  N/A
Secretary                                    PFPC Inc. (mutual fund
  103 Bellevue Parkway                       administrator).
  Wilmington, DE  19809

Thomas J. Ryan, 63,             Since May    Vice President and Director of          N/A                  N/A
Assistant Treasurer               2004       Accounting, PFPC Inc.
  103 Bellevue Parkway
  Wilmington, DE  19809
